Contract assets and liabilities (Details 1) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
Deferred revenue | $	$ 1,076		$ 1,063
ZHEJIANG TIANLAN
Deferred revenue | ¥		¥ 37,481		¥ 47,135